Employee benefits - Narrative (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) retiree_and_beneficiary	Nov. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ 695	$ 695	$ 854	$ 840
Weighted average duration of pension plans				10 years	10 years
Recognized remeasurement gains (losses)				$ (224)	$ (20)	(174)
Gains (losses) from changes in demographic assumptions				50	1	10
Gains (losses) from changes in financial assumptions				(521)	302	(265)
Gains on plan assets				695	(283)	429
Current service cost				8	9	9
Administrative expense				(44)	(33)	35
Interest cost (income)				35	29
Gain (loss) on payments of settlements				14	0	7
Plan net expense				72	70	74
Payments in respect of settlements				0	0
Exposure to equity markets			2,422	2,422	2,149
Exposure to debt instruments			866	866	658
Exposure to property held			439	439	429
Expense in relation to contributions to these plans				67	61	61
Provision for exit from multi-employer pension plans			65	$ 65	64
Period in which settlement is to be paid				16 years
Expected annual payments				$ 4
Actuarial assumption of mortality rates
Disclosure of net defined benefit liability (asset) [line items]
Gains (losses) from changes in demographic assumptions				50
Post-employment medical benefits
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ 102	102	94	106
Expected contributions in the next 12 months				6
Recognized remeasurement gains (losses)				8	(11)	2
Gains (losses) from changes in demographic assumptions				5	4	(8)
Gains (losses) from changes in financial assumptions				(13)	7	6
Current service cost				1	1	1
Interest cost (income)				4	4	4
Plan net expense				$ 6	$ 5	$ 5
Weighted average healthcare cost trend rate			7.20%	7.20%	8.20%	7.20%
General and administration expenses
Disclosure of net defined benefit liability (asset) [line items]
Plan net expense				$ 61	$ 58	$ 61
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ 4,525	4,525	4,363	4,830
Recognized remeasurement gains (losses)				471	(303)
Gains (losses) from changes in demographic assumptions				50	1
Gains (losses) from changes in financial assumptions				(521)	302
Gains on plan assets				0	0
Current service cost				8	9
Administrative expense				0	0
Interest cost (income)				173	168	198
Gain (loss) on payments of settlements				14	0
Plan net expense				167	177
Payments in respect of settlements				494	299
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ (3,830)	(3,830)	(3,509)	(3,990)
Recognized remeasurement gains (losses)				(695)	283
Gains (losses) from changes in demographic assumptions				0	0
Gains (losses) from changes in financial assumptions				0	0
Gains on plan assets				695	(283)
Current service cost				0	0
Administrative expense				(44)	(33)
Interest cost (income)				(138)	(139)	(160)
Gain (loss) on payments of settlements				0	0
Plan net expense				(94)	(106)
Payments in respect of settlements				$ (494)	$ (299)
Reynolds Group Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Percentage of present value of pension plan obligations			99.00%	99.00%	97.00%
Pension (assets) and liabilities			$ 654	$ 654	$ 795
Expected contributions in the next 12 months				121
Gain (loss) on payments of settlements			14
Plan net expense				$ 70	62	72
Number of retirees and surviving beneficiaries | retiree_and_beneficiary	13,600
Payments in respect of settlements			$ 197
Percentage of total plan assets			99.00%	99.00%
Exposure to equity markets			$ 2,417	$ 2,417
Exposure to debt instruments			860	860
Exposure to property held			439	439
Cash held as collateral			$ 24	$ 24	$ 26
Discount rates			3.20%	3.20%	4.30%
Future salary increases			3.00%	3.00%
Reynolds Group Pension Plan | U.S. equities
Disclosure of net defined benefit liability (asset) [line items]
Exposure to equity markets			$ 2,348	$ 2,348
Reynolds Group Pension Plan | Non-U.S. equities
Disclosure of net defined benefit liability (asset) [line items]
Exposure to equity markets			69	69
Reynolds Group Pension Plan | General and administration expenses
Disclosure of net defined benefit liability (asset) [line items]
Plan net expense	$ 5
Reynolds Group Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities	$ 308		4,470	4,470	$ 4,234
Reynolds Group Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			(3,816)	(3,816)	(3,439)
Pactiv LLC
Disclosure of net defined benefit liability (asset) [line items]
Gain (loss) on payments of settlements						$ 12
Payments in respect of settlements		$ 60
Other plans
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			41	41	59
Expected contributions in the next 12 months				5
Other plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			55	55	129
Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ (14)	$ (14)	$ (70)